Inventories	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Inventories

14.	Inventories

	At December 31,
	2021	2020
	(€ million)
Finished goods and goods for resale	€5,144	€2,940
Work-in-progress, raw materials and manufacturing supplies	6,019	2,426
Amount due from customers for contract work	198	—
Total Inventories	€11,361	€5,366
Inventories of FCA with an acquisition fair value of €9.3 billion were recognized on completion of the merger resulting in a revaluation of €522 million as compared to the book value in FCA that was reversed as the inventory turned during the first half of the year ended December 31, 2021. Refer to Note 3, Scope of Consolidation for additional information.
The amount of inventory write-downs recognized primarily within Cost of revenues during the years ended December 31, 2021, 2020 and 2019 was €479 million, €23 million and €40 million, respectively. These mainly relate to finished goods.
The Construction contracts, net asset/(liability) related to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31,
	2021	2020
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€696	€—
Less: Progress billings	552	—
Construction contracts, net asset/(liability)	€144	€—
Construction contract assets	198	—
Less: Construction contract liabilities (Note 23)	54	—
Construction contracts, net asset/(liability)	€144	€—
The Construction contracts, net asset/(liability) was nil at December 31, 2020, as related to the industrial automation systems design and production business of FCA which, as part of the merger is now included within the operating segment Other activities.
Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2021, were as follows:

	At January 1, 2021	FCA - PSA merger	Advances received from customers	Amounts recognized within revenue	At December 31, 2021
	(€ million)
Construction contracts, net asset/(liability)	€—	€194	€(652)	€602	€144
At December 31, 2020, the entire amount of Construction contracts, net asset/(liability) was expected to be recognized as revenue in the following 12 months.